Business Combination (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Summary of common stock outstanding
The following table presents the total Apollomics common stock outstanding immediately after the closing of the Business Combination:

Number of Shares
Exchange of Maxpro Class A common stock for post-closing Apollomics Class A ordinary shares	490,025
Exchange of Maxpro Class B common stock for post-closing Apollomics Class A ordinary shares	2,587,500
Exchange of Maxpro Class A common stock subject to possible redemption that was not redeemed for post-closing Apollomics Class A ordinary shares	79,940
Issuance of post-closing Apollomics Class A ordinary shares to Maxpro Sponsor in connection with conversion of a convertible promissory note	155,250

Subtotal — Business Combination, net of redemptions	3,312,715
Issuance of post-closing Apollomics Class B ordinary shares to PIPE Investors	230,000
Conversion of pre-closing Apollomics convertible preferred shares (converted into pre-closing Apollomics ordinary shares prior to the Business Combination) into Post-Closing Apollomics Ordinary Shares	54,420,964
Issuance of Post-Closing Apollomics Ordinary Shares in connection with the Business Combination due to exercise of pre-closing Apollomics stock options prior to the Business Combination	31,240

Total — Post-Closing Apollomics Ordinary Shares outstanding as a result of Business Combination, PIPE Financing, conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares, and issuance of shares upon Closing due to pre-Closing exercise of stock options (note i)	57,994,919

Note i:
In addition to the 57,994,919 shares specified above, the following shares were included in the total 89,480,804 Post-Closing Apollomics Ordinary Shares outstanding as of June 30, 2023 on the consolidated statement of changes in stockholders’ deficit
 (of the total Post-Closing Apollomics Ordinary Shares outstanding, 80,383,133 were class A ordinary shares and 9,097,671 were class B ordinary shares):
1) 28,800,932 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the exchange of all
Pre-Closing
Apollomics Ordinary Shares
outstanding as of December 31, 2022 at the Exchange Ratio 2) 2,668,750 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the conversion of Post-Closing Apollomics Series A Preferred Shares into Post-Closing Apollomics Class A Ordinary Shares in May 2023 at a conversion ratio of 1 to 1.25 3) 16,202 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the exercise of stock options in April 2023

Summary of Amount of Maxpro's Identifiable Net Assets Acquired at Closing	The amount of Maxpro’s identifiable net assets acquired at Closing were as follows:

Cash and cash equivalents	954
Notes payable — sponsor	(1,999)
Accrued liabilities	(1,056)
Deferred underwriting compensation	(3,623)

Total Maxpro identifiable net liabilities at fair value	(5,724)

Summary of IFRS 2 listing expense	The IFRS 2 listing expense was calculated as follows:

	Per Share Value (at March 29, 2023)	Shares (in thousands)	Fair Value (in thousands)
Maxpro public stockholders	$10.81	10,350	$111,884
Sponsor parties	10.81	3,207	34,668
Underwriter shares	10.81	26	281
Maxpro private warrants	0.12	619	74
Maxpro public warrants	0.12	10,350	242
Redemptions of Maxpro class A common stock	10.55	(10,270)	(108,349)

		14,282	39,800

Net liabilities of Maxpro			(5,724)

IFRS 2 Listing Expense			$45,524